Vessels and other equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 01, 2019	Jan. 01, 2019
Operating Lease, Right-of-Use Asset	$ 91			$ 150
Operating Lease, Liability	91			$ 150
Property, Plant and Equipment, Gross	716,672	$ 713,382	$ 713,125
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	76,241	55,071
Depreciation	21,170	20,987
Equipment [Member]
Property, Plant and Equipment, Gross	845	817
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	679	372
Depreciation	307	$ 159	$ 79
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset	100				$ 150
Operating Lease, Liability	$ 100				$ 150